Consolidated Balance sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 82,383	$ 18,374	$ 41,870	$ 41,951
Prepaid expenses	49,125	4,583	22,770	2,334
Other receivable	280	180	10,000	10,000
Deferred offering costs	61,600	0
Total current assets	193,388	23,137	74,640	54,285
Property and equipment, net	15,308	0
Operating lease right of use asset	0	0	60,357	415,285
Total Assets	208,696	23,137	134,997	469,570
Current Liabilities
Accounts payable	263,663	188,862	174,475	48,149
Accrued liabilities	702,844	759,789	365,486	335,377
Advances for convertible notes to be issued	45,000	0
Due to related party	3,275	3,275	3,275	3,275
Notes payable - related parties	861,395	955,165	1,026,260	988,235
Loans payable, net discount of $0	535,500	526,150	398,246	28,000
Convertible notes, net discount of $437,738 and $126,839	1,326,350	379,890	145,830	135,900
Derivative liabilities	1,864,200	319,337	32,241	0
Operating lease liabilities - current		0	62,323	364,738
Total Current Liabilities	5,602,227	3,132,468	2,208,136	1,903,674
Operating lease liabilities - noncurrent		0	0	62,323
Total Liabilities	5,602,227	3,132,468	2,208,136	1,965,997
Stockholders' Deficit
Preferred stock: 10,000,000 authorized; $0.001 par value 0 shares issued and outstanding	0	0	0	0
Common stock: 100,000,000 authorized; $0.001 par value 94,851,733 and 94,572,767 shares issued and outstanding, respectively	94,852	94,573	88,573	88,513
Additional paid in capital	27,834,982	3,679,454	1,415,447	1,294,764
Common stock to be issued, 46,667 shares	70,000	70,000	70,000	0
Accumulated deficit	(33,393,365)	(6,953,358)	(3,637,166)	(2,879,704)
Total Stockholders' Deficit	(5,393,531)	(3,109,331)	(2,073,139)	(1,496,427)
Total Liabilities and Stockholders' Deficit	$ 208,696	$ 23,137	$ 134,997	$ 469,570